COMMITMENTS AND CONTINGENT LIABILITIES (Guarantees) (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Bank, to Secure Lease Agreements [Member]
Line of Credit Facility [Line Items]
Amount of guarantee by bank	$ 132
Bank, Provided to Certain Customers and Vendors [Member]
Line of Credit Facility [Line Items]
Amount of guarantee by bank	$ 251